UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term
Government Funds

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2021

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2021

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

Delaware Limited-Term Diversified Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/21	6/30/21	Expense Ratio	1/1/21 to 6/30/21*
Actual Fund return†
Class A	$1,000.00	$1,000.20	0.54%	$2.68
Class C	1,000.00	995.90	1.39%	6.88
Class R	1,000.00	998.40	0.89%	4.41
Institutional Class	1,000.00	1,000.90	0.39%	1.93
Class R6	1,000.00	1,000.00	0.32%	1.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.12	0.54%	$2.71
Class C	1,000.00	1,017.90	1.39%	6.95
Class R	1,000.00	1,020.38	0.89%	4.46
Institutional Class	1,000.00	1,022.86	0.39%	1.96
Class R6	1,000.00	1,023.21	0.32%	1.61

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.
The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Asset-Backed Security	0.00%
Agency Collateralized Mortgage Obligations	3.17%
Agency Commercial Mortgage-Backed Securities	1.05%
Agency Mortgage-Backed Securities	8.21%
Collateralized Debt Obligations	7.66%
Corporate Bonds	51.38%
Banking	12.95%
Basic Industry	2.36%
Brokerage	0.17%
Capital Goods	2.26%
Communications	3.07%
Consumer Cyclical	3.40%
Consumer Non-Cyclical	5.14%
Electric	6.77%
Energy	4.47%
Finance Companies	3.54%
Healthcare	0.40%
Insurance	2.99%
Real Estate	0.37%
Services	0.39%
Technology	1.33%
Transportation	1.77%
Non-Agency Asset-Backed Securities	6.03%
Non-Agency Collateralized Mortgage Obligations	0.01%
Loan Agreements	0.24%
Sovereign Bonds	0.36%
US Treasury Obligations	17.64%
Short-Term Investments	3.63%
Total Value of Securities	99.38%
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

Schedule of investments
Delaware Limited-Term Diversified Income Fund	June 30, 2021 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Security – 0.00%
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ◆, ●	3,197	$3,547
Total Agency Asset-Backed Security (cost $3,340)		3,547

Agency Collateralized Mortgage Obligations – 3.17%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.976% 6/19/41 ●	17,590	20,518
Freddie Mac REMICs
Series 5092 WG 1.00% 4/25/31 =	5,122,645	5,155,084
Freddie Mac Structured Agency Credit Risk REMIC
Trust
Series 2020-DNA6 M1 144A 0.918% (SOFR +
0.90%) 12/25/50 #, ●	1,047,838	1,048,168
Series 2021-DNA1 M1 144A 0.668% (SOFR +
0.65%) 1/25/51 #, ●	1,540,340	1,540,340
Series 2021-DNA3 M1 144A 0.768% (SOFR +
0.75%) 10/25/33 #, ●	1,500,000	1,502,401
Series 2021-HQA1 M1 144A 0.718% (SOFR +
0.70%) 8/25/33 #, ●	1,700,000	1,700,000
Series 2021-HQA2 M1 144A 0.717% (SOFR +
0.70%) 12/25/33 #, ●	1,000,000	1,001,095
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	565	672
Series T-58 2A 6.50% 9/25/43 ◆	312,071	360,428
GNMA
Series 2017-163 KH 3.50% 3/20/44	401,996	407,111
Total Agency Collateralized Mortgage Obligations (cost $12,692,505)		12,735,817

Agency Commercial Mortgage-Backed Securities – 1.05%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K729 A2 3.136% 10/25/24 ◆	2,000,000	2,139,977
FREMF Mortgage Trust
Series 2011-K15 B 144A 5.088% 8/25/44 #, ●	95,000	94,977
Series 2014-K717 B 144A 3.714% 11/25/47 #, ●	245,000	245,573
Series 2014-K717 C 144A 3.714% 11/25/47 #, ●	80,000	80,145
Series 2015-K720 B 144A 3.511% 7/25/22 #, ●	1,200,000	1,231,306
Series 2016-K722 B 144A 3.989% 7/25/49 #, ●	430,000	452,691
Total Agency Commercial Mortgage-Backed Securities (cost $4,283,164)		4,244,669

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities – 8.21%
Fannie Mae S.F. 15 yr
1.50% 7/1/36	326,000	$330,146
2.00% 4/1/36	1,329,842	1,374,356
2.50% 8/1/35	758,401	791,358
2.50% 11/1/35	3,525,717	3,686,022
Fannie Mae S.F. 20 yr
2.00% 5/1/41	1,305,619	1,327,961
Fannie Mae S.F. 30 yr
2.00% 12/1/50	99,789	100,977
2.00% 1/1/51	57,059	57,670
2.00% 2/1/51	518,636	524,113
2.50% 9/1/50	153,886	160,779
2.50% 10/1/50	275,787	288,982
3.00% 11/1/49	174,148	185,432
3.00% 5/1/51	898,002	947,743
3.50% 10/1/42	962,789	1,038,977
3.50% 7/1/47	246,577	263,926
3.50% 2/1/48	248,692	267,826
3.50% 11/1/48	134,586	141,941
3.50% 3/1/50	62,155	65,821
3.50% 9/1/50	790,361	863,403
3.50% 6/1/51	772,669	823,494
4.00% 6/1/48	173,931	189,792
4.00% 10/1/48	1,068,284	1,169,411
4.50% 10/1/45	752,768	829,415
4.50% 5/1/46	952,563	1,058,890
4.50% 9/1/49	1,288,951	1,409,069
5.00% 7/1/47	1,371,139	1,568,440
5.00% 8/1/49	2,087,469	2,319,739
5.50% 5/1/44	2,878,069	3,332,702
6.00% 6/1/41	338,701	401,210
6.00% 7/1/41	3,068,356	3,638,093
6.00% 1/1/42	208,244	246,710
Freddie Mac S.F. 15 yr
3.00% 3/1/35	590,506	626,550
Freddie Mac S.F. 20 yr
2.50% 6/1/41	617,530	642,657
Freddie Mac S.F. 30 yr
2.00% 4/1/51	167,193	167,475
3.50% 3/1/47	108,865	117,589
4.00% 5/1/46	140,687	153,855
4.50% 8/1/48	884,585	962,458
4.50% 1/1/49	101,150	111,533

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.50% 4/1/49	205,874	$225,448
4.50% 5/1/49	545,447	593,117
6.00% 5/1/39	22,652	26,742
Total Agency Mortgage-Backed Securities (cost $32,879,441)		33,031,822

Collateralized Debt Obligations – 7.66%
AMMC CLO 23
Series 2020-23A A1L 144A 1.59% (LIBOR03M +
1.40%, Floor 1.40%) 10/17/31 #, ●	1,200,000	1,203,959
Ballyrock CLO
Series 2018-1A A1 144A 1.188% (LIBOR03M +
1.00%) 4/20/31 #, ●	2,000,000	2,000,154
Series 2020-2A A1 144A 1.508% (LIBOR03M +
1.32%, Floor 1.32%) 10/20/31 #, ●	1,500,000	1,505,074
Battalion CLO 18
Series 2020-18A A1 144A 1.984% (LIBOR03M +
1.80%, Floor 1.80%) 10/15/32 #, ●	2,000,000	2,007,128
Benefit Street Partners CLO IX
Series 2016-9A AR 144A 1.298% (LIBOR03M +
1.11%) 7/20/31 #, ●	500,000	500,882
BlueMountain CLO XXX
Series 2020-30A A 144A 1.574% (LIBOR03M +
1.39%, Floor 1.39%) 1/15/33 #, ●	1,250,000	1,254,487
Carlyle Global Market Strategies CLO
Series 2014-2RA A1 144A 1.206% (LIBOR03M +
1.05%) 5/15/31 #, ●	985,636	986,371
Series 2015-5A A1R 144A 1.508% (LIBOR03M +
1.32%, Floor 1.32%) 1/20/32 #, ●	1,000,000	1,009,603
CBAM
Series 2020-13A A 144A 1.618% (LIBOR03M +
1.43%, Floor 1.43%) 1/20/34 #, ●	2,200,000	2,205,599
Cedar Funding IX CLO
Series 2018-9A A1 144A 1.168% (LIBOR03M +
0.98%, Floor 0.98%) 4/20/31 #, ●	575,000	575,388
CIFC Funding
Series 2013-4A A1RR 144A 1.241% (LIBOR03M +
1.06%, Floor 1.06%) 4/27/31 #, ●	2,000,000	2,002,054
Dryden 83 CLO
Series 2020-83A A 144A 1.457% (LIBOR03M +
1.22%, Floor 1.22%) 1/18/32 #, ●	2,200,000	2,199,439
Galaxy XXI CLO
Series 2015-21A AR 144A 1.208% (LIBOR03M +
1.02%) 4/20/31 #, ●	1,000,000	1,000,730

	Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
KKR CLO 32
Series 32A A1 144A 1.504% (LIBOR03M +
1.32%, Floor 1.32%) 1/15/32 #, ●	1,200,000	$1,204,192
LCM XVIII
Series 18A A1R 144A 1.208% (LIBOR03M +
1.02%) 4/20/31 #, ●	1,500,000	1,500,087
Octagon Investment Partners 33
Series 2017-1A A1 144A 1.378% (LIBOR03M +
1.19%) 1/20/31 #, ●	2,350,000	2,350,869
Octagon Investment Partners 48
Series 2020-3A A 144A 1.688% (LIBOR03M +
1.50%, Floor 1.50%) 10/20/31 #, ●	2,000,000	2,002,542
Sound Point CLO XXI
Series 2018-3A A1A 144A 1.356% (LIBOR03M +
1.18%, Floor 1.18%) 10/26/31 #, ●	2,300,000	2,300,269
York CLO-6
Series 2019-1A A1 144A 1.534% (LIBOR03M +
1.35%) 7/22/32 #, ●	1,000,000	1,001,886
Zais CLO 16
Series 2020-16A A1 144A 2.378% (LIBOR03M +
2.19%, Floor 2.19%) 10/20/31 #, ●	2,000,000	2,001,010
Total Collateralized Debt Obligations (cost $30,611,451)		30,811,723

Corporate Bonds – 51.38%
Banking – 12.95%
Banco Continental 144A 2.75% 12/10/25 #	200,000	197,903
Banco de Bogota 144A 6.25% 5/12/26 #	200,000	219,257
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	207,150
Banco de Credito e Inversiones 144A 4.00%
2/11/23 #	200,000	209,900
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	229,352
Banco Santander 3.50% 4/11/22	1,600,000	1,639,032
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	156,075
Bancolombia 3.00% 1/29/25	215,000	221,074
Bank of America
3.458% 3/15/25 µ	2,845,000	3,042,243
4.10% 7/24/23	340,000	365,432
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	214,520
Bank of Montreal 1.85% 5/1/25	345,000	356,145
Barclays Bank 1.70% 5/12/22	2,420,000	2,448,055
BBVA Bancomer
144A 1.875% 9/18/25 #	690,000	698,694
144A 6.75% 9/30/22 #	150,000	159,573

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Citigroup 4.044% 6/1/24 µ	2,430,000	$2,589,330
Credit Agricole 144A 1.907% 6/16/26 #, µ	370,000	377,427
Credit Suisse Group 144A 2.593% 9/11/25 #, µ	2,295,000	2,388,989
Emirates NBD Bank 2.625% 2/18/25	200,000	209,500
Goldman Sachs Group
0.856% (SOFR + 0.81%) 3/9/27 ●	4,905,000	4,903,918
1.326% (LIBOR03M + 1.17%) 5/15/26 ●	3,010,000	3,091,303
1.542% 9/10/27 µ	180,000	179,716
ICICI Bank 3.25% 9/9/22	320,000	327,911
JPMorgan Chase & Co.
0.629% (SOFR + 0.58%) 3/16/24 ●	1,310,000	1,318,946
0.91% (SOFR + 0.885%) 4/22/27 ●	955,000	967,178
4.023% 12/5/24 µ	4,240,000	4,578,380
4.60% 2/1/25 µ, ψ	135,000	140,069
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	508,432
KeyBank
2.40% 6/9/22	250,000	255,104
3.18% 10/15/27	1,335,000	1,369,805
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	207,480
Morgan Stanley
0.731% 4/5/24 µ	1,970,000	1,974,591
2.75% 5/19/22	1,075,000	1,099,144
National Securities Clearing 144A 1.20% 4/23/23 #	520,000	528,299
Natwest Group 8.625% 8/15/21 µ, ψ	1,285,000	1,297,265
Nordea Bank 144A 0.625% 5/24/24 #	2,575,000	2,575,987
Popular 6.125% 9/14/23	523,000	566,200
QNB Finance 2.625% 5/12/25	250,000	261,993
Regions Financial 3.80% 8/14/23	1,070,000	1,141,324
Toronto-Dominion Bank 0.398% (SOFR + 0.355%)
3/4/24 ●	2,850,000	2,853,646
Truist Bank 2.636% 9/17/29 µ	1,465,000	1,535,818
Truist Financial 2.70% 1/27/22	2,785,000	2,819,724
UBS 144A 1.75% 4/21/22 #	200,000	202,261
US Bank 3.40% 7/24/23	1,380,000	1,463,020
		52,097,165
Basic Industry – 2.36%
Avient 144A 5.75% 5/15/25 #	822,000	869,832
First Quantum Minerals 144A 7.50% 4/1/25 #	1,085,000	1,128,546
Gold Fields Orogen Holdings BVI 144A 5.125%
5/15/24 #	250,000	272,949
Inversiones CMPC 144A 4.75% 9/15/24 #	1,340,000	1,460,432

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
LYB International Finance III 2.875% 5/1/25	225,000	$239,046
New Gold 144A 6.375% 5/15/25 #	166,000	171,603
Nutrien 1.90% 5/13/23	1,995,000	2,044,629
OCP 144A 4.50% 10/22/25 #	635,000	689,630
PowerTeam Services 144A 9.033% 12/4/25 #	605,000	666,256
Sociedad Quimica y Minera de Chile 144A 3.625%
4/3/23 #	200,000	209,326
Steel Dynamics 2.80% 12/15/24	1,455,000	1,536,775
Volcan Cia Minera 144A 4.375% 2/11/26 #	200,000	198,654
		9,487,678
Brokerage – 0.17%
Banco BTG Pactual 144A 2.75% 1/11/26 #	200,000	195,152
Charles Schwab 4.00% 6/1/26 µ, ψ	285,000	297,825
XP 144A 3.25% 7/1/26 #	200,000	198,000
		690,977
Capital Goods – 2.26%
Roper Technologies 2.35% 9/15/24	2,295,000	2,408,527
Spirit AeroSystems 144A 5.50% 1/15/25 #	890,000	948,339
Teledyne Technologies 0.95% 4/1/24	4,165,000	4,172,201
TransDigm 144A 8.00% 12/15/25 #	820,000	888,298
Turkiye Sise ve Cam Fabrikalari 144A 6.95%
3/14/26 #	200,000	222,880
Welbilt 9.50% 2/15/24	433,000	454,304
		9,094,549
Communications – 3.07%
AMC Networks 5.00% 4/1/24	438,000	444,824
Charter Communications Operating 4.908%
7/23/25	1,515,000	1,717,338
Clear Channel International 144A 6.625% 8/1/25 #	475,000	500,811
CSC Holdings 6.75% 11/15/21	375,000	383,293
Fox
3.666% 1/25/22	880,000	897,397
4.03% 1/25/24	2,280,000	2,470,902
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	209,000
Ooredoo International Finance 144A 5.00%
10/19/25 #	200,000	230,645
Sirius XM Radio 144A 4.625% 7/15/24 #	250,000	257,174
Sprint Spectrum 144A 4.738% 9/20/29 #	421,875	453,727
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	213,138
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,029,288
T-Mobile USA 3.50% 4/15/25	290,000	315,102

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	$209,442
Verizon Communications 0.75% 3/22/24	2,025,000	2,034,325
		12,366,406
Consumer Cyclical – 3.40%
Boyd Gaming 144A 8.625% 6/1/25 #	791,000	872,963
Carnival 144A 7.625% 3/1/26 #	685,000	744,938
Ford Motor 8.50% 4/21/23	1,256,000	1,403,203
Ford Motor Credit 3.375% 11/13/25	1,200,000	1,245,840
General Motors Financial
0.804% (SOFR + 0.76%) 3/8/24 •	2,340,000	2,357,512
3.45% 4/10/22	1,195,000	1,217,140
4.15% 6/19/23	2,275,000	2,417,094
IRB Holding 144A 7.00% 6/15/25 #	129,000	139,581
Kia 144A 1.00% 4/16/24 #	250,000	251,447
Sands China 3.80% 1/8/26	200,000	214,344
Scientific Games International 144A 5.00%
10/15/25 #	1,085,000	1,123,143
Six Flags Entertainment 144A 4.875% 7/31/24 #	1,055,000	1,066,869
Station Casinos 144A 5.00% 10/1/25 #	285,000	290,127
VF 2.40% 4/23/25	330,000	346,270
		13,690,471
Consumer Non-Cyclical – 5.14%
AbbVie
2.60% 11/21/24	2,915,000	3,074,914
3.75% 11/14/23	10,000	10,731
Cigna
1.074% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,083,202
3.75% 7/15/23	507,000	540,089
CK Hutchison International 17 144A 2.875%
4/5/22 #	200,000	203,500
CVS Health 3.70% 3/9/23	387,000	407,654
DP World Crescent 144A 3.908% 5/31/23 #	200,000	210,918
Gilead Sciences 3.70% 4/1/24	1,160,000	1,247,278
Global Payments 2.65% 2/15/25	1,412,000	1,488,922
Mondelez International 1.50% 5/4/25	1,210,000	1,232,453
PayPal Holdings 1.35% 6/1/23	3,025,000	3,079,646
Royalty Pharma 144A 1.20% 9/2/25 #	2,890,000	2,866,218
Takeda Pharmaceutical 4.40% 11/26/23	1,850,000	2,008,903
Teva Pharmaceutical Finance Netherlands III 6.00%
4/15/24	250,000	265,732

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Viatris 144A 1.65% 6/22/25 #	1,960,000	$1,984,884
		20,705,044
Electric – 6.77%
AEP Texas 2.40% 10/1/22	2,810,000	2,874,299
Avangrid 3.20% 4/15/25	505,000	542,766
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	218,499
CenterPoint Energy 0.684% (SOFR + 0.65%)
5/13/24 •	4,005,000	4,023,703
Clean Renewable Power Mauritius 144A 4.25%
3/25/27 #	200,000	204,005
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,626,366
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,365
Duke Energy
1.80% 9/1/21	2,250,000	2,252,192
4.875% 9/16/24 µ, ψ	570,000	607,050
Engie Energia Chile 144A 4.50% 1/29/25 #	1,340,000	1,465,917
Entergy 4.00% 7/15/22	1,050,000	1,083,314
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,196,623
ITC Holdings 2.70% 11/15/22	1,570,000	1,614,578
NRG Energy 144A 3.75% 6/15/24 #	1,845,000	1,966,903
Southern California Edison 1.10% 4/1/24	2,995,000	3,016,466
Vistra Operations 144A 3.55% 7/15/24 #	2,120,000	2,239,835
WEC Energy Group 0.80% 3/15/24	2,095,000	2,100,612
		27,240,493
Energy – 4.47%
Apache 4.625% 11/15/25	785,000	850,033
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	2,240,367
Devon Energy 144A 5.25% 9/15/24 #	621,000	692,207
Enbridge 0.435% (SOFR + 0.40%) 2/17/23 •	1,225,000	1,227,762
Energean Israel Finance 144A 4.875% 3/30/26 #	200,000	205,330
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	216,823
MPLX 4.875% 12/1/24	1,955,000	2,189,935
Murphy Oil 5.75% 8/15/25	905,000	929,888
NuStar Logistics 5.75% 10/1/25	715,000	779,722
Occidental Petroleum 5.50% 12/1/25	905,000	1,002,871
ONEOK 7.50% 9/1/23	1,655,000	1,865,425
Petroleos Mexicanos 4.625% 9/21/23	130,000	135,819
Pioneer Natural Resources 0.55% 5/15/23	1,425,000	1,426,895
Sabine Pass Liquefaction 5.75% 5/15/24	1,990,000	2,234,297
Saudi Arabian Oil 144A 1.625% 11/24/25 #	205,000	207,254
Southwestern Energy 6.45% 1/23/25	983,000	1,090,211

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tengizchevroil Finance Co International 144A
2.625% 8/15/25 #	200,000	$205,581
Western Midstream Operating 4.35% 2/1/25	465,000	491,940
		17,992,360
Finance Companies – 3.54%
AerCap Ireland Capital DAC 3.15% 2/15/24	3,145,000	3,303,021
Air Lease
2.875% 1/15/26	780,000	820,168
3.00% 9/15/23	775,000	810,444
Ally Financial 5.75% 11/20/25	771,000	886,038
Aviation Capital Group 144A 1.95% 1/30/26 #	2,710,000	2,712,027
Avolon Holdings Funding 144A 3.95% 7/1/24 #	1,675,000	1,787,308
BOC Aviation USA 144A 1.625% 4/29/24 #	200,000	201,708
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	212,216
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	541,250
USAA Capital 144A 1.50% 5/1/23 #	2,900,000	2,959,646
		14,233,826
Healthcare – 0.40%
Bausch Health 144A 6.125% 4/15/25 #	993,000	1,019,066
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	540,000	582,020
		1,601,086
Insurance – 2.99%
AIA Group 3.125% 3/13/23	210,000	218,357
Athene Global Funding
144A 0.739% (SOFR + 0.70%) 5/24/24 #, •	2,055,000	2,072,611
144A 1.00% 4/16/24 #	1,825,000	1,831,124
Brighthouse Financial Global Funding
144A 0.779% (SOFR + 0.76%) 4/12/24 #, •	1,260,000	1,269,678
144A 1.00% 4/12/24 #	1,660,000	1,663,926
Equitable Holdings 3.90% 4/20/23	1,054,000	1,114,789
GA Global Funding Trust 144A 1.00% 4/8/24 #	2,995,000	3,002,822
USI 144A 6.875% 5/1/25 #	850,000	863,188
		12,036,495
Real Estate – 0.37%
Goodman HK Finance 4.375% 6/19/24	200,000	217,010
HAT Holdings I 144A 6.00% 4/15/25 #	821,000	867,842
Kaisa Group Holdings 9.375% 6/30/24	200,000	189,250
Trust Fibra UNO 144A 5.25% 1/30/26 #	200,000	225,500
		1,499,602

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services – 0.39%
Prime Security Services Borrower 144A 5.25%
4/15/24 #	649,000	$696,234
Shimao Group Holdings 6.125% 2/21/24	200,000	206,500
WESCO Distribution 144A 7.125% 6/15/25 #	605,000	654,580
		1,557,314
Technology – 1.33%
Baidu 1.72% 4/9/26	200,000	202,043
International Business Machines 3.00% 5/15/24	1,090,000	1,162,129
Microchip Technology 144A 0.983% 9/1/24 #	1,655,000	1,647,912
NXP 144A 2.70% 5/1/25 #	55,000	58,058
SK Hynix 144A 1.50% 1/19/26 #	200,000	197,500
Skyworks Solutions 0.90% 6/1/23	2,070,000	2,076,466
		5,344,108
Transportation – 1.77%
Adani Ports & Special Economic Zone 144A 3.375%
7/24/24 #	235,000	244,572
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡	200,000	159,234
ASG Finance Designated Activity 144A 7.875%
12/3/24 #	217,000	213,203
DAE Funding 144A 1.55% 8/1/24 #	200,000	199,974
Delta Air Lines
144A 7.00% 5/1/25 #	2,555,000	2,983,405
7.375% 1/15/26	621,000	729,132
Spirit Loyalty Cayman 144A 8.00% 9/20/25 #	443,999	503,051
Triton Container International 144A 1.15% 6/7/24 #	1,960,000	1,956,685
United Airlines 144A 4.375% 4/15/26 #	125,000	129,554
		7,118,810
Total Corporate Bonds (cost $202,084,615)		206,756,384

Non-Agency Asset-Backed Securities – 6.03%
American Express Credit Account Master Trust
Series 2018-6 A 3.06% 2/15/24	1,145,000	1,146,380
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	190,871	191,706
Dell Equipment Finance Trust
Series 2020-2 A2 144A 0.47% 10/24/22 #	2,288,503	2,291,385
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	106,511	106,570
Ford Credit Auto Owner Trust
Series 2021-A B 0.70% 10/15/26	180,000	178,958

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Ford Credit Floorplan Master Owner Trust A
Series 2020-1 A1
0.70% 9/15/25	4,000,000	$4,019,594
GM Financial Leasing Trust
Series 2021-1 B 0.54% 2/20/25	270,000	269,756
GMF Floorplan Owner Revolving Trust
Series 2020-1 A 144A 0.68% 8/15/25 #	500,000	501,832
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	229,225	227,911
Hyundai Auto Lease Securitization Trust
Series 2021-A B 144A 0.61% 10/15/25 #	2,100,000	2,103,415
JPMorgan Chase Bank
Series 2020-2 B 144A 0.84% 2/25/28 #	1,429,272	1,431,192
Mercedes-Benz Master Owner Trust
Series 2019-BA A 144A 2.61% 5/15/24 #	1,200,000	1,224,830
MMAF Equipment Finance
Series 2020-BA A2 144A 0.38% 8/14/23 #	4,300,000	4,304,346
PFS Financing
Series 2020-G A 144A 0.97% 2/15/26 #	1,000,000	1,006,815
Tesla Auto Lease Trust
Series 2021-A B 144A 1.02% 3/20/25 #	3,400,000	3,416,697
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #, ●	10,795	10,794
Series 2015-6 A1B 144A 2.75% 4/25/55 #, ●	74,626	74,925
Trafigura Securitisation Finance
Series 2018-1A A1 144A 0.803% (LIBOR01M +
0.73%) 3/15/22 #, ●	200,000	199,976
UNIFY Auto Receivables Trust
Series 2021-1A A3 144A 0.51% 6/16/25 #	400,000	400,054
Verizon Owner Trust
Series 2020-C A 0.41% 4/21/25	1,000,000	1,001,629
Volkswagen Auto Lease Trust
Series 2020-A A4 Series 2020-A A4 0.45%
7/21/25	150,000	150,086
Total Non-Agency Asset-Backed Securities (cost $24,235,384)		24,258,851

Non-Agency Collateralized Mortgage Obligations – 0.01%
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #, ●	17,762	17,743
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 2.634% 4/25/36 ●	31,241	30,906
Total Non-Agency Collateralized Mortgage Obligations (cost $40,916)		48,649

	Principal amount°	Value (US $)
Loan Agreements – 0.24%
Applied Systems 1st Lien 3.75% (LIBOR03M +
3.25%) 9/19/24 ●	244,033	$248,120
AssuredPartners 3.605% (LIBOR01M + 3.50%)
2/12/27 ●	260,520	259,404
Charter Communications Operating Tranche
B2 1.86% (LIBOR03M + 1.75%) 2/1/27 ●	241,288	239,689
Gardner Denver Tranche B-1 1.854% (LIBOR01M +
1.75%) 3/1/27 ●	205,664	203,626
Total Loan Agreements (cost $945,678)		950,839

Sovereign Bonds – 0.36%Δ
Croatia – 0.05%
Croatia Government International Bond 144A 5.50%
4/4/23 #	200,000	217,383
		217,383
Indonesia – 0.08%
Indonesia Government International Bond 144A
3.375% 4/15/23 #	310,000	326,034
		326,034
Nigeria – 0.07%
Nigeria Government International Bond 5.625%
6/27/22	250,000	258,881
		258,881
Saudi Arabia – 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894%
4/20/22 #	250,000	254,774
		254,774
Turkey – 0.05%
Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #	200,000	198,700
		198,700
Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	213,494
		213,494
Total Sovereign Bonds (cost $1,430,162)		1,469,266

US Treasury Obligations – 17.64%
US Treasury Notes
0.125% 6/30/23	17,880,000	17,837,744
0.25% 6/15/24	46,210,000	45,930,213

Schedule of investments
Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
2.50% 8/15/23	6,895,000	$7,220,896
Total US Treasury Obligations (cost $71,145,792)		70,988,853

	Number of shares
Short-Term Investments – 3.63%
Money Market Mutual Funds – 3.63%
BlackRock FedFund – Institutional Shares
(seven-day effective yield 0.03%)	3,648,800	3,648,800
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield
0.01%)	3,648,800	3,648,800
GS Financial Square Government Fund –
Institutional Shares (seven-day effective yield
0.02%)	3,648,800	3,648,800
Morgan Stanley Government Portfolio – Institutional
Share Class (seven-day effective yield 0.00%)	3,648,800	3,648,800
Total Short-Term Investments (cost $14,595,200)		14,595,200
Total Value of Securities–99.38%
(cost $394,947,648)		$399,895,620

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $126,430,394, which represents 31.42% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.

The following futures contracts were outstanding at June 30, 2021:1

Futures Contracts Exchange-Traded

Variation
Margin
		Notional		Value/	Due from
	Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers
(30) US Treasury 5 yr Notes	$(3,702,891)	$(3,711,448)	9/30/21	$8,557	$(1,875)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Limited-Term Diversified Income Fund	June 30, 2021 (Unaudited)

Assets:
Investments, at value*	$399,895,620
Cash	178,898
Cash collateral due from brokers	26,400
Dividends and interest receivable	1,734,872
Receivable for fund shares sold	982,896
Receivable for securities sold	948,498
Total Assets	403,767,184
Liabilities:
Payable for fund shares redeemed	821,434
Payable for securities purchased	197,724
Distribution payable	84,179
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	65,959
Other accrued expenses	64,747
Investment management fees payable to affiliates	64,096
Reports and statements to shareholders expenses payable to non-affiliates	31,466
Distribution fees payable to affiliates	27,711
Audit and tax fees payable	24,102
Dividend disbursing and transfer agent fees and expenses payable to affiliates	2,689
Variation margin due to broker on futures contracts	1,875
Accounting and administration expenses payable to affiliates	1,448
Legal fees payable to affiliates	1,344
Trustees’ fees and expenses payable to affiliates	1,302
Reports and statements to shareholders expenses payable to affiliates	319
Total Liabilities	1,390,395
Total Net Assets	$402,376,789

Net Assets Consist of:
Paid-in capital	$438,160,775
Total distributable earnings (loss)	(35,783,986)
Total Net Assets	$402,376,789

Net Asset Value

Class A:
Net assets	$144,508,904
Shares of beneficial interest outstanding, unlimited authorization, no par	17,281,683
Net asset value per share	$8.36
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$8.60

Class C:
Net assets	$11,161,424
Shares of beneficial interest outstanding, unlimited authorization, no par	1,335,820
Net asset value per share	$8.36

Class R:
Net assets	$926,347
Shares of beneficial interest outstanding, unlimited authorization, no par	110,793
Net asset value per share	$8.36

Institutional Class:
Net assets	$241,186,434
Shares of beneficial interest outstanding, unlimited authorization, no par	28,853,550
Net asset value per share	$8.36

Class R6:
Net assets	$4,593,680
Shares of beneficial interest outstanding, unlimited authorization, no par	549,821
Net asset value per share	$8.35
____________________
*Investments, at cost	$394,947,648

Statement of operations
Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2021 (Unaudited)

Investment Income:
Interest	$3,207,672
Dividends	2,138
3,209,810

Expenses:
Management fees	1,011,443
Distribution expenses — Class A	185,298
Distribution expenses — Class C	68,281
Distribution expenses — Class R	2,314
Dividend disbursing and transfer agent fees and expenses	187,010
Accounting and administration expenses	52,021
Registration fees	46,039
Reports and statements to shareholders expenses	34,758
Audit and tax fees	24,102
Legal fees	20,152
Custodian fees	8,598
Trustees’ fees and expenses	8,558
Other	26,387
1,674,961
Less expenses waived	(630,601)
Less waived distribution expenses — Class A	(74,120)
Less expenses paid indirectly	(109)
Total operating expenses	970,131
Net Investment Income	2,239,679
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,131,767
Foreign currencies	12,539
Foreign currency exchange contracts	(15,762)
Futures contracts	162,973
Net realized gain	1,291,517

Net change in unrealized appreciation (depreciation) of:
Investments	(3,647,985)
Foreign currency exchange contracts	70,147
Futures contracts	12,049
Net change in unrealized appreciation (depreciation)	(3,565,789)
Net Realized and Unrealized Loss	(2,274,272)
Net Decrease in Net Assets Resulting from Operations	$(34,593)

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,239,679	$5,757,934
Net realized gain	1,291,517	6,571,148
Net change in unrealized appreciation (depreciation)	(3,565,789)	4,674,281
Net increase (decrease) in net assets resulting from
operations	(34,593)	17,003,363

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,450,649)	(2,426,621)
Class C	(76,063)	(279,518)
Class R	(7,417)	(17,729)
Institutional Class	(2,503,306)	(4,532,737)
Class R6	(49,748)	(76,898)

Return of capital:
Class A	—	(487,399)
Class C	—	(74,277)
Class R	—	(3,112)
Institutional Class	—	(864,604)
Class R6	—	(15,294)
	(4,087,183)	(8,778,189)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,236,675	85,532,172
Class C	647,651	4,695,605
Class R	67,189	327,423
Institutional Class	48,665,875	112,963,850
Class R6	466,878	2,935,649

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	1,268,898	2,698,399
Class C	73,489	350,010
Class R	6,854	21,043
Institutional Class	1,929,829	4,759,849
Class R6	48,711	91,011
	69,412,049	214,375,011

Statements of changes in net assets
Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,683,500)	$(80,548,004)
Class C	(11,987,936)	(19,985,927)
Class R	(84,481)	(1,014,470)
Institutional Class	(69,752,197)	(109,466,013)
Class R6	(522,496)	(1,555,843)
	(102,030,610)	(212,570,257)
Increase (decrease) in net assets derived from capital share
transactions	(32,618,561)	1,804,754
Net Increase (Decrease) in Net Assets	(36,740,337)	10,029,928

Net Assets:
Beginning of period	439,117,126	429,087,198
End of period	$402,376,789	$439,117,126

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
$8.44	$8.27	$8.14	$8.46	$8.48	$8.43

0.04	0.11	0.21	0.20	0.16	0.12
(0.04)	0.23	0.15	(0.29)	0.02	0.08
—	0.34	0.36	(0.09)	0.18	0.20

(0.08)	(0.14)	(0.20)	(0.19)	(0.15)	(0.14)
—	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
(0.08)	(0.17)	(0.23)	(0.23)	(0.20)	(0.15)

$8.36	$8.44	$8.27	$8.14	$8.46	$8.48

0.02%	4.16%	4.51%	(1.08% )	2.11%	2.42%

$144,509	$148,185	$137,798	$168,003	$382,353	$437,803
0.54%	0.54%	0.54%	0.60%	0.74%	0.81%
0.95%	0.96%	0.96%	0.95%	0.94%	0.92%
1.05%	1.32%	2.58%	2.46%	1.95%	1.36%
0.64%	0.90%	2.16%	2.11%	1.75%	1.25%
103%	224%	123%	130%	151%	124%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
$8.44	$8.27	$8.14	$8.45	$8.47	$8.42

0.01	0.04	0.14	0.13	0.09	0.04
(0.04)	0.23	0.15	(0.28)	0.02	0.09
(0.03)	0.27	0.29	(0.15)	0.11	0.13

(0.05)	(0.07)	(0.13)	(0.12)	(0.08)	(0.07)
—	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
(0.05)	(0.10)	(0.16)	(0.16)	(0.13)	(0.08)

$8.36	$8.44	$8.27	$8.14	$8.45	$8.47

(0.41% )	3.28%	3.63%	(1.80% )	1.25%	1.55%

$11,161	$22,565	$36,977	$64,324	$89,456	$120,011
1.39%	1.39%	1.39%	1.45%	1.59%	1.66%
1.70%	1.71%	1.71%	1.70%	1.69%	1.67%
0.20%	0.47%	1.73%	1.61%	1.10%	0.51%

(0.11% )	0.15%	1.41%	1.36%	1.00%	0.50%
103%	224%	123%	130%	151%	124%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
$8.44	$8.28	$8.14	$8.46	$8.48	$8.43

0.03	0.08	0.18	0.18	0.14	0.09
(0.04)	0.22	0.16	(0.30)	0.01	0.08
(0.01)	0.30	0.34	(0.12)	0.15	0.17

(0.07)	(0.11)	(0.17)	(0.16)	(0.12)	(0.11)
—	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
(0.07)	(0.14)	(0.20)	(0.20)	(0.17)	(0.12)

$8.36	$8.44	$8.28	$8.14	$8.46	$8.48

(0.16% )	3.66%	4.27%	(1.43% )	1.76%	2.06%

$926	$946	$1,586	$2,753	$3,819	$4,984
0.89%	0.89%	0.89%	0.95%	1.09%	1.16%
1.20%	1.21%	1.21%	1.20%	1.19%	1.17%
0.70%	0.97%	2.23%	2.11%	1.60%	1.01%

0.39%	0.65%	1.91%	1.86%	1.50%	1.00%
103%	224%	123%	130%	151%	124%

Financial highlights
Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding have been applied for per share information.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
$8.44	$8.27	$8.14	$8.46	$8.47	$8.43

0.05	0.12	0.23	0.22	0.18	0.13
(0.04)	0.23	0.15	(0.30)	0.02	0.07
0.01	0.35	0.38	(0.08)	0.20	0.20

(0.09)	(0.15)	(0.22)	(0.20)	(0.16)	(0.15)
—	(0.03)	(0.03)	(0.04)	(0.05)	(0.01)
(0.09)	(0.18)	(0.25)	(0.24)	(0.21)	(0.16)

$8.36	$8.44	$8.27	$8.14	$8.46	$8.47

0.09%	4.31%	4.67%	(0.93% )	2.39%	2.45%

$241,187	$262,775	$249,667	$240,614	$266,274	$377,595
0.39%	0.39%	0.39%	0.45%	0.59%	0.66%
0.70%	0.71%	0.71%	0.70%	0.69%	0.67%
1.20%	1.47%	2.73%	2.61%	2.10%	1.51%
0.89%	1.15%	2.41%	2.36%	2.00%	1.50%
103%	224%	123%	130%	151%	124%

Financial highlights
Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
[6]	Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes, which are an integral part of the financial statements.

Six months ended				5/1/17[1]
6/30/21[2]	Year ended			to
(Unaudited)	12/31/20	12/31/19	12/31/18	12/31/17
$8.44	$8.27	$8.14	$8.45	$8.50

0.05	0.13	0.23	0.22	0.12
(0.05)	0.23	0.15	(0.28)	(0.03)
—	0.36	0.38	(0.06)	0.09

(0.09)	(0.16)	(0.22)	(0.21)	(0.09)
—	(0.03)	(0.03)	(0.04)	(0.05)
(0.09)	(0.19)	(0.25)	(0.25)	(0.14)
$8.35	$8.44	$8.27	$8.14	$8.45
—	4.38%	4.74%	(0.75% )	1.10%

$4,594	$4,646	$3,059	$1,631	$1,634
0.32%	0.32%	0.32%	0.38%	0.52%
0.63%	0.63%	0.64%	0.62%	0.61%
1.27%	1.54%	2.80%	2.68%	2.11%
0.96%	1.23%	2.48%	2.44%	2.02%
103%	224%	123%	130%	151% [6]

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	June 30, 2021 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Free New Jersey Fund, and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. There is no front-end sales charge when you purchase $1,000,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1,000,000 or more of Class A shares, for shares purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem these shares within the second year or for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value (NAV). For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2021, and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended June 30, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

To Be Announced Trades (TBA) — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, these changes are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2021.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, the Fund earned $109 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/ reimburse the Fund to the extent necessary to ensure total annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) do not exceed 0.39% of the Fund’s Class A, Class C, Class R, and Institutional Class average daily net assets and 0.32% of the Fund’s Class R6 shares average daily net assets January 1, 2021 through June 30, 2021.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These waivers and reimbursements apply only to expenses paid directly by the Fund and may be terminated only by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (MIMGL) (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2021, the Fund was charged $8,846 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2021, the Fund was charged $16,934 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from January 1, 2021 through June 30, 2021.** The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2021, the Fund was charged $7,124 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2021, DDLP earned $1,122 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2021, DDLP received gross CDSC commissions of

$299 on redemptions of the Fund’s Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

____________________
*	The aggregate contractual waiver period covering this report is from May 1, 2020 through April 30, 2022 for all classes.
**	The aggregate contractual waiver period covering this report is from May 1, 2020 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$91,926,144
Purchases of US government securities	316,017,450
Sales other than US government securities	101,445,347
Sales of US government securities	336,663,242

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$397,266,263
Aggregate unrealized appreciation of investments and derivatives	$3,812,494
Aggregate unrealized depreciation of investments and derivatives	(1,174,580)
Net unrealized appreciation of investments and derivatives	$2,637,914

At December 31, 2020 the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$14,029,105	$23,929,293	$37,958,398

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Asset-Backed Security	$—	$3,547	$—	$3,547

	Level 1	Level 2	Level 3	Total
Agency Collateralized Mortgage Obligations	$—	$11,734,722	$1,001,095	$12,735,817
Agency Commercial Mortgage-Backed
Securities	—	4,244,669	—	4,244,669
Agency Mortgage-Backed Securities	—	33,031,822	—	33,031,822
Collateralized Debt Obligations	—	30,811,723	—	30,811,723
Corporate Bonds	—	206,756,384	—	206,756,384
Loan Agreements	—	950,839	—	950,839
Non-Agency Asset-Backed Securities	—	24,258,851	—	24,258,851
Non-Agency Collateralized Mortgage
Obligations	—	48,649	—	48,649
Sovereign Bonds	—	1,469,266	—	1,469,266
US Treasury Obligations	—	70,988,853	—	70,988,853
Short-Term Investments	14,595,200	—	—	14,595,200
Total Value of Securities	$14,595,200	$384,299,325	$1,001,095	$399,895,620

Derivatives[1]
Assets:
Futures Contracts	$8,557	$—	$—	$8,557

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares sold:
Class A	1,928,892	10,183,253
Class C	77,036	561,625
Class R	7,999	39,184
Institutional Class	5,808,707	13,501,343
Class R6	55,645	356,405

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

4. Capital Shares (continued)

	Six months
	ended	Year ended
	6/30/21	12/31/20
Shares issued upon reinvestment of dividends and distributions:
Class A	151,328	324,079
Class C	8,764	42,180
Class R	818	2,531
Institutional Class	230,171	571,627
Class R6	5,815	10,920
	8,275,175	25,593,147

Shares redeemed:
Class A	(2,346,164)	(9,612,472)
Class C	(1,424,157)	(2,401,714)
Class R	(10,066)	(121,390)
Institutional Class	(8,313,285)	(13,123,875)
Class R6	(62,255)	(186,711)
	(12,155,927)	(25,446,162)
Net increase (decrease)	(3,880,752)	146,985

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended June 30, 2021 and year ended December 31, 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Six months ended
6/30/21	—	72,415	67,856	4,514	$609,978
Year ended
12/31/20	33,289	71,750	70,157	34,898	875,844

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended June 30, 2021, the Fund entered into foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day,

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2021, the Fund posted $26,400 in cash collateral as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the year ended June 30, 2021, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2021, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty. During the six months ended June 30, 2021, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2021, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair values of derivative instruments as of June 30, 2021 were as follows:

	Asset Derivatives Fair Value
			Interest
Statement of Assets and	Currency	Equity	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Contracts	Total
Variation margin due from
broker on futures
contracts*	$—	$—	$8,557	$—	$0

*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through June 30, 2021. Only current day variation margin is reported on the “Statement of assets and liabilities.”

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2021 was as follows:

	Net Realized Gain (Loss) on:
	Foreign
	Currency
	Exchange	Futures
	Contracts	Contracts	Total
Currency
contracts	$(15,762)	$—	$(15,762)
Interest rate
contracts	—	162,973	162,973
Total	$(15,762)	$162,973	$147,211

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign
	Currency
	Exchange	Futures	Swap
	Contracts	Contracts	Contracts	Total
Currency
contracts	$70,147	$—	$—	$70,147
Interest rate
contracts	—	12,049	—	12,049
Total	$70,147	$12,049	$—	$82,196

The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2021:

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average notional value)	$—	$737,425
Futures contracts (average notional value)	—	7,407,210

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2021, the Fund had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs”) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable.

Notes to financial statements
Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Delaware Limited-Term Diversified Income Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Fixed income mutual funds

Delaware Tax-Free New Jersey Fund

Delaware Tax-Free Oregon Fund

June 30, 2021

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2021, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2021 to June 30, 2021.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the six-month period from January 1, 2021 to June 30, 2021 (Unaudited)

Delaware Tax–Free New Jersey Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/21	6/30/21	Expense Ratio	1/1/21 to 6/30/21*
Actual Fund return†
Class A	$1,000.00	$1,023.70	0.88%	$4.42
Institutional Class	1,000.00	1,024.90	0.65%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.43	0.88%	$4.41
Institutional Class	1,000.00	1,021.57	0.65%	3.26

Delaware Tax–Free Oregon Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	1/1/21	6/30/21	Expense Ratio	1/1/21 to 6/30/21*
Actual Fund return†
Class A	$1,000.00	$1,019.00	0.91%	$4.56
Institutional Class	1,000.00	1,020.30	0.66%	3.31
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.28	0.91%	$4.56
Institutional Class	1,000.00	1,021.52	0.66%	3.31

*	“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / sector / state / territory allocations
Delaware Tax–Free New Jersey Fund	As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.98%
Corporate Revenue Bond	2.14%
Education Revenue Bonds	11.61%
Electric Revenue Bonds	2.95%
Healthcare Revenue Bonds	4.34%
Housing Revenue Bond	2.96%
Lease Revenue Bonds	16.97%
Local General Obligation Bonds	19.30%
Resource Recovery Revenue Bond	0.95%
Special Tax Revenue Bonds	24.67%
State General Obligation Bonds	4.40%
Transportation Revenue Bonds	8.69%
Total Value of Securities	98.98%
Receivables and Other Assets Net of Liabilities	1.02%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax–Free New Jersey Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.59%
New Jersey	80.37%
Pennsylvania	2.61%
Puerto Rico	13.69%
US Virgin Islands	0.72%
Total Value of Securities	98.98%

3

Security type / sector / state / territory allocations
Delaware Tax–Free Oregon Fund	As of June 30, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.25%
Education Revenue Bonds	8.49%
Electric Revenue Bonds	2.72%
Healthcare Revenue Bonds	15.42%
Housing Revenue Bonds	4.07%
Local General Obligation Bonds	28.09%
Pre-Refunded Bonds	15.82%
Special Tax Revenue Bonds	10.58%
State General Obligation Bonds	6.07%
Transportation Revenue Bonds	5.62%
Water & Sewer Revenue Bonds	1.37%
Short-Term Investments	0.96%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

*	As of the date of this report, Delaware Tax–Free Oregon Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.07%
Oregon	84.61%
Puerto Rico	13.12%
US Virgin Islands	0.41%
Total Value of Securities	99.21%

4

Schedules of investments
Delaware Tax–Free New Jersey Fund	June 30, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.98%
Corporate Revenue Bond – 2.14%
New Jersey Tobacco Settlement Financing
Corporation
(Subordinate)
Series B 5.00% 6/1/46	500,000	$594,610
		594,610
Education Revenue Bonds – 11.61%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,117,900
Series D 5.00% 7/1/36	500,000	578,990
(Princeton University)
Series I 5.00% 7/1/32	500,000	624,735
(Ramapo College)
Series A 5.00% 7/1/35 (AGM)	750,000	910,702
		3,232,327
Electric Revenue Bonds – 2.95%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	180,000	179,325
Series TT 5.00% 7/1/32 ‡	335,000	325,788
Series XX 5.25% 7/1/40 ‡	325,000	316,875
		821,988
Healthcare Revenue Bonds – 4.34%
New Jersey Health Care Facilities Financing
Authority Revenue
(Hackensack Meridian Health Obligated Group)
5.00% 7/1/35	750,000	917,002
(Valley Health System Obligated Group)
4.00% 7/1/44	250,000	291,060
		1,208,062
Housing Revenue Bond – 2.96%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing)
Series D 4.00% 4/1/25 (AMT)	750,000	825,660
		825,660
Lease Revenue Bonds – 16.97%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,233,190
Hudson County Improvement Authority Revenue
(Hudson County Lease Project)
5.375% 10/1/24 (AGM)	1,000,000	1,160,080

5

Schedules of investments
Delaware Tax–Free New Jersey Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Mercer County Improvement Authority Revenue
(Courthouse Annex Project)
5.00% 9/1/40	500,000	$581,705
New Jersey Economic Development Authority
(Transit Transportation Project)
Series A 4.00% 11/1/44	1,000,000	1,153,690
New Jersey State Transportation Trust Fund
Authority Revenue
(Capital Appreciation-Transportation System)
Series A 2.48% 12/15/37 ^	470,000	317,043
(Transportation System)
Series A 5.00% 12/15/23	250,000	278,575
		4,724,283
Local General Obligation Bonds – 19.30%
Bayonne
(School Refunding Bonds)
5.00% 7/1/39 (BAM)	500,000	590,840
Belleville Board of Education
4.00% 9/1/37 (BAM)	1,000,000	1,109,190
Ewing Township Board of Education
4.00% 7/15/36	1,000,000	1,165,500
Hudson
(Energy Savings Obligation)
4.00% 6/15/38	1,000,000	1,173,370
Livingston Township School District
5.00% 7/15/37	750,000	874,852
Township of Montclair
(Parking Utility Refunding Bonds)
Series A 5.00% 1/1/37	415,000	460,974
		5,374,726
Resource Recovery Revenue Bond – 0.95%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project)
144A 6.75% 12/1/41 (AMT) #	250,000	263,823
		263,823
Special Tax Revenue Bonds – 24.67%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan)
Series B 5.00% 2/15/39	1,000,000	1,121,390

6

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Burlington County Bridge Commission
(Governmental Loan Program)
4.00% 8/1/35	465,000	$546,905
Camden County, New Jersey Improvement
Authority Revenue
(County Capital Program)
Series A 5.00% 1/15/40	750,000	856,740
Essex County, New Jersey Improvement Authority
Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,296,830
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	370,047	340,443
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project)
5.00% 8/1/42	500,000	579,220
Monmouth County Improvement Authority Revenue
5.00% 1/15/29	190,000	190,720
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,160,000	1,320,695
Series A-1 5.00% 7/1/58	360,000	415,840
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note)
Series A 4.00% 10/1/22	100,000	99,084
Series A 5.00% 10/1/29	100,000	100,251
		6,868,118
State General Obligation Bonds – 4.40%
Commonwealth of Puerto Rico
(General Obligation)
Series A 8.00% 7/1/35 ‡	280,000	232,400
(Public Improvement)
Series A 5.00% 7/1/24 ‡	75,000	69,000
Series A 5.00% 7/1/41 ‡	120,000	100,950
Series A 5.25% 7/1/34 ‡	60,000	55,350
Series A 5.375% 7/1/33 ‡	120,000	109,650
Series B 5.75% 7/1/38 ‡	175,000	157,937
Series C 6.00% 7/1/39 ‡	155,000	141,244
(Unrefunded Balance - Public Improvement)
Series B 5.00% 7/1/35 ‡	50,000	46,000

7

Schedules of investments
Delaware Tax–Free New Jersey Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of New Jersey
Series A 4.00% 6/1/31	250,000	$311,578
		1,224,109
Transportation Revenue Bonds – 8.69%
Delaware River Port Authority Revenue
5.00% 1/1/30	650,000	726,667
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/48	500,000	621,310
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	442,523
South Jersey Port Corporation
(Subordinated Marine Terminal)
Series B 5.00% 1/1/48 (AMT)	535,000	629,486
		2,419,986
Total Municipal Bonds (cost $24,574,222)		27,557,692
Total Value of Securities–98.98%
(cost $24,574,222)		$27,557,692

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $263,823, which represents 0.95% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

8

Schedules of investments
Delaware Tax–Free Oregon Fund	June 30, 2021 (Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds – 98.25%
Education Revenue Bonds – 8.49%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	$703,734
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/49 #	1,000,000	1,090,560
(Willamette University Projects)
Series A 4.00% 10/1/51	500,000	584,420
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,148,070
		3,526,784
Electric Revenue Bonds – 2.72%
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	240,000	239,100
Series TT 5.00% 7/1/32 ‡	380,000	369,550
Series XX 5.25% 7/1/40 ‡	535,000	521,625
		1,130,275
Healthcare Revenue Bonds – 15.42%
Clackamas County Hospital Facility Authority
(Rose Villa Project)
Series A 5.375% 11/15/55	500,000	556,615
Hospital Facilities Authority of Multnomah County,
Oregon
(Mirabella At South Waterfront Project)
Series A 5.40% 10/1/44	900,000	971,235
Oregon State Facilities Authority Revenue
(Providence Health & Services)
Series C 5.00% 10/1/45	1,650,000	1,904,083
(Samaritan Health Services Project)
Series A 5.00% 10/1/40	750,000	941,295
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project)
Series A 4.00% 5/15/49	1,000,000	1,158,000
Yamhill County Oregon Hospital Authority Revenue
(Friendsview)
Series A 5.00% 11/15/51	750,000	876,383
		6,407,611
Housing Revenue Bonds – 4.07%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons)
5.00% 1/1/29	565,000	614,149

9

Schedules of investments
Delaware Tax–Free Oregon Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Oregon State Housing & Community Services
Department Mortgage Revenue
(Single-Family Mortgage Program)
Series A 4.00% 7/1/50	970,000	$1,077,932
		1,692,081
Local General Obligation Bonds – 28.09%
Boardman, Oregon
2.125% 6/15/45 (BAM)	500,000	486,980
Central Oregon Community College
5.00% 6/15/30	500,000	501,295
Clackamas County School District No. 12 North
Clackamas
Series B 5.00% 6/15/37	1,500,000	1,838,385
Columbia County School District No. 502
5.00% 6/15/36	575,000	702,322
Linn County Community School District No. 9
Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,278,020
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	383,820
5.00% 6/15/35	500,000	584,510
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,103,958
Portland, Oregon Revenue
(Portland Building Project)
Series B 5.00% 6/15/34	1,000,000	1,267,490
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,262,580
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,270,400
Washington County Oregon School District No. 15
Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	991,700
		11,671,460
Pre-Refunded Bonds – 15.82%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38-22 §	2,000,000	2,105,120
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,475,000	1,546,552
Tigard, Oregon Water Revenue
5.00% 8/1/31-22 §	1,695,000	1,784,089

10

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Umatilla County Oregon School District No. 16R
Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	$1,139,330
		6,575,091
Special Tax Revenue Bonds – 10.58%
GDB Debt Recovery Authority of Puerto Rico
(Taxable)
7.50% 8/20/40	475,061	437,056
Oregon State Department Administrative Services
Lottery Revenue
Series A 5.00% 4/1/35	1,000,000	1,158,500
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,770,000	2,015,198
Series A-2 4.329% 7/1/40	550,000	617,815
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	70,000	69,359
Series A 5.00% 10/1/29	100,000	100,251
		4,398,179
State General Obligation Bonds – 6.07%
Commonwealth of Puerto Rico
(General Obligation)
Series A 8.00% 7/1/35 ‡	360,000	298,800
(Public Improvement)
Series A 5.00% 7/1/24 ‡	95,000	87,400
Series A 5.00% 7/1/41 ‡	140,000	117,775
Series A 5.25% 7/1/34 ‡	240,000	221,400
Series A 5.375% 7/1/33 ‡	140,000	127,925
Series B 5.75% 7/1/38 ‡	200,000	180,500
Series C 6.00% 7/1/39 ‡	180,000	164,025
(Unrefunded Balance - Public Improvement)
Series B 5.00% 7/1/35 ‡	65,000	59,800
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/44	1,000,000	1,266,360
		2,523,985
Transportation Revenue Bonds – 5.62%
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	442,523

11

Schedules of investments
Delaware Tax–Free Oregon Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	$1,310,386
(Portland International Airport)
5.00% 7/1/31	500,000	582,115
		2,335,024
Water & Sewer Revenue Bonds – 1.37%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	568,085
		568,085
Total Municipal Bonds (cost $37,036,177)		40,828,575

Short-Term Investments – 0.96%
Variable Rate Demand Note – 0.96%¤
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.02% 8/1/34
(LOC - TD Bank N.A.)	400,000	400,000
Total Short-Term Investments (cost $400,000)		400,000
Total Value of Securities–99.21%
(cost $37,436,177)		$41,228,575

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $1,090,560, which represents 2.62% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 7 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of June 30, 2021.

12

Summary of abbreviations:
AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

13

Statements of assets and liabilities	June 30, 2021 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Assets:
Investments, at value*	$27,557,692	$41,228,575
Cash	—	13,904
Interest receivable	388,804	391,348
Receivable for fund shares sold	310	829
Other assets	1,777	1,955
Total Assets	27,948,583	41,636,611
Liabilities:
Due to custodian	43,388	—
Audit and tax fees payable	20,313	20,313
Accounting and administration fees payable to non-affiliates	14,606	15,038
Reports and statements to shareholders expenses payable to
non-affiliates	5,669	6,434
Distribution fees payable to affiliates	5,346	7,727
Distribution payable	5,174	6,909
Payable for fund shares redeemed	5,001	6,259
Dividend disbursing and transfer agent fees and expenses
payable to non-affiliates	2,343	2,848
Pricing fees payable	2,325	2,684
Other accrued expenses	1,336	2,094
Investment management fees payable to affiliates	1,003	7,048
Accounting and administration expenses payable to affiliates	409	449
Dividend disbursing and transfer agent fees and expenses
payable to affiliates	193	288
Trustees’ fees and expenses payable to affiliates	94	141
Legal fees payable to affiliates	75	112
Reports and statements to shareholders expenses payable to
affiliates	22	33
Total Liabilities	107,297	78,377
Total Net Assets	$27,841,286	$41,558,234

Net Assets Consist of:
Paid-in capital	$24,516,317	$38,410,738
Total distributable earnings (loss)	3,324,969	3,147,496
Total Net Assets	$27,841,286	$41,558,234

14

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Net Asset Value

Class A:
Net assets	$25,922,164	$37,316,009
Shares of beneficial interest outstanding, unlimited
authorization, no par	1,992,677	2,703,942
Net asset value per share	$13.01	$13.80
Sales charge	4.50%	4.50%
Offering price per share, equal to net asset value per share /
(1 - sales charge)	$13.62	$14.45

Institutional Class:
Net assets	$1,919,122	$4,242,225
Shares of beneficial interest outstanding, unlimited
authorization, no par	147,725	307,875
Net asset value per share	$12.99	$13.78
____________________
*Investments, at cost	$24,574,222	$37,436,177

See accompanying notes, which are an integral part of the financial statements.

15

Statements of operations	Six months ended June 30, 2021 (Unaudited)

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Investment Income:
Interest	$468,225	$701,683

Expenses:
Management fees	78,834	113,778
Distribution expenses — Class A	33,445	46,828
Accounting and administration expenses	21,623	22,620
Audit and tax fees	20,519	20,621
Reports and statements to shareholders expenses	11,561	14,216
Dividend disbursing and transfer agent fees and expenses	7,569	9,927
Legal fees	1,481	1,918
Registration fees	1,119	1,469
Trustees’ fees and expenses	602	853
Custodian fees	454	695
Other	4,358	5,366
	181,565	238,291
Less expenses waived	(57,508)	(55,584)
Less expenses paid indirectly	(26)	(29)
Total operating expenses	124,031	182,678
Net Investment Income	344,194	519,005
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	216,165	(168,818)
Net change in unrealized appreciation (depreciation) of
investments	110,490	453,832
Net Realized and Unrealized Gain	326,655	285,014
Net Increase in Net Assets Resulting from Operations	$670,849	$804,019

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Delaware Tax–Free New Jersey Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$344,194	$866,814
Net realized gain	216,165	843,759
Net change in unrealized appreciation (depreciation)	110,490	(106,443)
Net increase in net assets resulting from operations	670,849	1,604,130

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(318,968)	(1,585,015)
Institutional Class	(25,225)	(110,426)
	(344,193)	(1,695,441)

Capital Share Transactions:
Proceeds from shares sold:
Class A	326,783	610,856
Institutional Class	48,907	22,433

Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	282,055	1,413,826
Institutional Class	25,167	109,952
Class R6[1]	—	154
	682,912	2,157,221

17

Statements of changes in net assets
Delaware Tax–Free New Jersey Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(3,479,007)	$(12,928,275)
Institutional Class	(197,173)	(493,256)
Class R6[1]	—	(10,307)
	(3,676,180)	(13,431,838)
Decrease in net assets derived from capital share
transactions	(2,993,268)	(11,274,617)
Net Decrease in Net Assets	(2,666,612)	(11,365,928)

Net Assets:
Beginning of period	30,507,898	41,873,826
End of period	$27,841,286	$30,507,898

[1]	All Class R6 were liquidated on August 20, 2020.

See accompanying notes, which are an integral part of the financial statements.

18

Statements of changes in net assets
Delaware Tax–Free Oregon Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$519,005	$1,095,308
Net realized gain (loss)	(168,818)	699,031
Net change in unrealized appreciation (depreciation)	453,832	202,592
Net increase in net assets resulting from operations	804,019	1,996,931

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(465,659)	(1,004,613)
Institutional Class	(53,346)	(89,523)
	(519,005)	(1,094,136)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,303,871	1,678,253
Institutional Class	653,230	1,051,375
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	417,929	862,268
Institutional Class	53,348	79,762
Class R6[1]	—	155
	2,428,378	3,671,813

19

Statements of changes in net assets
Delaware Tax–Free Oregon Fund

	Six months
	ended
	6/30/21	Year ended
	(Unaudited)	12/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(2,957,165)	$(8,980,286)
Institutional Class	(52,026)	(603,701)
Class R6[1]	—	(10,343)
	(3,009,191)	(9,594,330)
Decrease in net assets derived from capital share
transactions	(580,813)	(5,922,517)
Net Decrease in Net Assets	(295,799)	(5,019,722)
Net Assets:
Beginning of period	41,854,033	46,873,755
End of period	$41,558,234	$41,854,033

[1]	All Class R6 were liquidated on August 20, 2020.

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware Tax–Free New Jersey Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New Jersey Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
$12.86	$12.88	$12.40	$12.78	$12.69	$13.04

0.15	0.31	0.34	0.41	0.43	0.44
0.15	0.33	0.48	(0.38)	0.09	(0.35)
0.30	0.64	0.82	0.03	0.52	0.09

(0.15)	(0.31)	(0.34)	(0.41)	(0.43)	(0.44)
—	(0.35)	—	—	—	—
(0.15)	(0.66)	(0.34)	(0.41)	(0.43)	(0.44)

$13.01	$12.86	$12.88	$12.40	$12.78	$12.69

2.37%	5.10%	6.68%	0.29%	4.13%	0.61%

$25,922	$28,488	$39,479	$43,895	$48,917	$47,698
0.88%	0.90%	0.96%	0.95%	0.94%	0.95%
1.28%	1.25%	1.07%	0.98%	1.04%	1.05%
2.39%	2.44%	2.67%	3.31%	3.35%	3.31%
1.99%	2.09%	2.56%	3.28%	3.25%	3.21%
2%	21%	47% [5]	20%	44%	25%

23

Financial highlights
Delaware Tax–Free New Jersey Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period
Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations
Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions
Net asset value, end of period
Total return[4]
Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New Jersey Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	The Fund’s portfolio turnover rate increased substantially during the year ended December 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
$12.84	$12.87	$12.38	$12.76	$12.68	$13.03

0.17	0.34	0.37	0.44	0.46	0.47
0.15	0.32	0.49	(0.37)	0.08	(0.34)
0.32	0.66	0.86	0.07	0.54	0.13

(0.17)	(0.34)	(0.37)	(0.45)	(0.46)	(0.48)
—	(0.35)	—	—	—	—
(0.17)	(0.69)	(0.37)	(0.45)	(0.46)	(0.48)
$12.99	$12.84	$12.87	$12.38	$12.76	$12.68
2.49%	5.25%	7.00%	0.56%	4.36%	0.93%

$1,919	$2,020	$2,385	$3,251	$2,114	$1,289
0.65%	0.68%	0.73%	0.68%	0.66%	0.64%
1.03%	1.00%	0.82%	0.71%	0.76%	0.74%
2.62%	2.66%	2.89%	3.57%	3.63%	3.62%
2.24%	2.34%	2.80%	3.54%	3.53%	3.52%
2%	21%	47% [5]	20%	44%	25%

25

Financial highlights
Delaware Tax–Free Oregon Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free Oregon Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
$13.71	$13.42	$13.01	$13.39	$13.33	$13.72

0.17	0.33	0.33	0.37	0.40	0.42
0.09	0.29	0.42	(0.38)	0.09	(0.41)
0.26	0.62	0.75	(0.01)	0.49	0.01

(0.17)	(0.33)	(0.34)	(0.37)	(0.43)	(0.40)
(0.17)	(0.33)	(0.34)	(0.37)	(0.43)	(0.40)

$13.80	$13.71	$13.42	$13.01	$13.39	$13.33

1.90%	4.70%	5.78%	(0.04% )	3.70%	0.03%

$37,316	$38,295	$43,911	$48,527	$52,210	$51,480
0.91%	0.91%	0.95%	0.96%	0.95%	0.95%
1.18%	1.19%	1.05%	0.99%	1.05%	1.05%
2.49%	2.46%	2.49%	2.84%	3.00%	3.08%
2.22%	2.18%	2.39%	2.81%	2.90%	2.98%
7%	25%	50%	49%	30%	34%

27

Financial highlights
Delaware Tax–Free Oregon Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	On October 4, 2019, Advisor Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free Oregon Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to October 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.
[3]	The average shares outstanding have been applied for per share information.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended
6/30/21[1]	Year ended
(Unaudited)	12/31/20	12/31/19[2]	12/31/18	12/31/17	12/31/16
$13.69	$13.40	$12.99	$13.36	$13.30	$13.69

0.19	0.37	0.37	0.41	0.44	0.47
0.09	0.29	0.41	(0.37)	0.07	(0.40)
0.28	0.66	0.78	0.04	0.51	0.07

(0.19)	(0.37)	(0.37)	(0.41)	(0.45)	(0.46)
(0.19)	(0.37)	(0.37)	(0.41)	(0.45)	(0.46)

$13.78	$13.69	$13.40	$12.99	$13.36	$13.30

2.03%	4.96%	6.03%	0.33%	3.91%	0.42%

$4,242	$3,559	$2,953	$4,605	$4,100	$3,048
0.66%	0.66%	0.70%	0.66%	0.64%	0.64%
0.93%	0.94%	0.78%	0.69%	0.74%	0.74%
2.72%	2.71%	2.76%	3.13%	3.30%	3.39%
2.45%	2.43%	2.68%	3.10%	3.20%	3.29%
7%	25%	50%	49%	30%	34%

29

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds	June 30, 2021 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers three series. These financial statements and the related notes pertain to Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund (each a Fund, or collectively, the Funds). Delaware Limited-Term Diversified Income Fund is included in a separate report. Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) or a predecessor distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, for shares of the Funds purchased prior to July 1, 2020, you will have to pay a limited contingent deferred sales charge (“Limited CDSC”) of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares, for shares purchased on or after July 1, 2020, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

Before each Fund commenced operations, on October 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

On December 2, 2020, Waddell & Reed Financial, Inc., the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the US holding company for Macquarie Group Limited’s US asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of Waddell & Reed Financial, Inc. (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by Delaware Management Company (DMC) and distributed by DDLP.

Fund	Predecessor Fund
Delaware Tax-Free New Jersey Fund	First Investors New Jersey Tax Exempt Fund
Delaware Tax-Free Oregon Fund	First Investors Oregon Tax Exempt Fund

30

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended June 30, 2021 and for all open tax years (years ended December 31, 2017–December 31, 2020), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2021, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

31

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

1. Significant Accounting Policies (continued)

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended June 30, 2021.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2021, each Fund earned the following amounts under this arrangement:

Fund	Earnings Credits
Delaware Tax–Free New Jersey Fund	$26
Delaware Tax–Free Oregon Fund	29

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
On the first $500 million	0.5500%	0.5500%
On the next $500 million	0.5000%	0.5000%
On the next $1.5 billion	0.4500%	0.4500%
In excess of $2.5 billion	0.4250%	0.4250%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale

32

dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from April 30, 2021 through June 30, 2021.* These waivers and reimbursements may be terminated only by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

	Operating expense	Operating expense
	limitation as	limitation as
	a percentage	a percentage
	of average	of average
	daily net assets	daily net assets
	(per annum)	(per annum)
	January 1, 2021-	April 30, 2021-
Fund	March 31, 2021	June 30, 2021
Delaware Tax–Free New Jersey Fund	0.90%	0.84%
Delaware Tax–Free Oregon Fund	0.65%	0.59%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute each Fund’s security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not each Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.”

For the six months ended June 30, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$2,470
Delaware Tax–Free Oregon Fund	2,686

DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the

33

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described previously are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the six months ended June 30, 2021, each Fund was charged for these services as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$1,200
Delaware Tax–Free Oregon Fund	1,732

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. The fees are calculated daily and paid monthly. Institutional Class shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the “Statements of operations” under “Legal fees.”

For the six months ended June 30, 2021, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Tax–Free New Jersey Fund	$461
Delaware Tax–Free Oregon Fund	663

For the six months ended June 30, 2021, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Commissions
Delaware Tax–Free New Jersey Fund	$289
Delaware Tax–Free Oregon Fund	615

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For the six months ended June 30, 2021, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A
Delaware Tax–Free New Jersey Fund	$68
Delaware Tax–Free Oregon Fund	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the six months ended June 30, 2021, were executed by each Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At their regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board.

Pursuant to these procedures, for the six months ended June 30, 2021, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Tax–Free New Jersey Fund	$—	$370,001	$—
Delaware Tax–Free Oregon Fund	1,300,004	1,600,019	(3)
____________________

*	The aggregate contractual waiver period covering this report is from April 30, 2021 through April 30, 2022.

3. Investments

For the six months ended June 30, 2021, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases	Sales
Delaware Tax–Free New Jersey Fund	$605,007	$3,332,318
Delaware Tax–Free Oregon Fund	2,870,978	3,362,178

At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year

35

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

3. Investments (continued)

end. At June 30, 2021, the cost and unrealized appreciation (depreciation) of investments for each Fund were as follows:

		Aggregate	Aggregate
		unrealized	unrealized	Net unrealized
	Cost of	appreciation	depreciation	appreciation
Fund	investments	of investments	of investments	of investments
Delaware Tax–Free New
Jersey Fund	$24,574,222	$2,983,470	$—	$2,983,470
Delaware Tax–Free
Oregon Fund	37,436,177	3,792,398	—	3,792,398

At June 30, 2021, capital loss carryforwards available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Tax–Free
Oregon Fund	$476,257	$—	$476,257

At December 31, 2020, there were no capital loss carryforwards for Delaware Tax-Free New Jersey Fund.

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt

36

securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of June 30, 2021:

Delaware Tax–Free New Jersey Fund
Level 2
Securities
Assets:
Municipal Bonds	$27,557,692
Delaware Tax–Free Oregon Fund
Level 2
Securities
Assets:
Municipal Bonds	$40,828,575
Short-Term Investments	400,000
Total Value of Securities	$41,228,575

During the six months ended June 30, 2021, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to each Fund’s net assets. During the six months ended June 30, 2021, there were no Level 3 investments.

37

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax–Free		Delaware Tax–Free
	New Jersey Fund		Oregon Fund
	Six months		Six months
	ended	Year ended	ended	Year ended
	6/30/21	12/31/20	6/30/21	12/31/20
Shares sold:
Class A	25,357	47,340	95,467	124,360
Institutional Class	3,794	1,708	47,741	77,981

Shares issued upon reinvestment of dividends and distributions:
Class A	21,850	110,366	30,472	63,812
Institutional Class	1,952	8,593	3,895	5,904
Class R6[1]	—	12	—	12
	52,953	168,019	177,575	272,069

Shares redeemed:
Class A	(270,168)	(1,006,043)	(215,492)	(667,323)
Institutional Class	(15,361)	(38,273)	(3,795)	(44,290)
Class R6[1]	—	(792)	—	(761)
	(285,529)	(1,045,108)	(219,287)	(712,374)
Net decrease	(232,576)	(877,089)	(41,712)	(440,305)

[1]	All Class R6 were liquidated on August 20, 2020.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the "Statements of changes in net assets". The Funds did not have any exchange transactions for the six months ended June 30, 2021 and the year ended December 31, 2020.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $225,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on November 1, 2021.

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Each Fund had no amounts outstanding as of June 30, 2021, or at any time during the period then ended.

6. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral

39

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

6. Securities Lending (continued)

investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the six months ended June 30, 2021, each Fund had no securities out on loan.

7. Geographic, Credit and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Funds’ performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

40

At June 30, 2021, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax–Free	Delaware Tax–Free
	New Jersey Fund	Oregon Fund
Assured Guaranty
Corporation	—	2.66%
Assured Guaranty Municipal
Corporation	11.87%	1.37%
Build America Mutual
Assurance	6.11%	1.17%
National Public Finance
Guarantee Corporation	4.66%	3.08%
Total	22.64%	8.28%

Each Fund invests a portion of its assets in high yield municipal fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time,

41

Notes to financial statements
Delaware Funds® by Macquarie tax-exempt funds

7. Geographic, Credit and Market Risks (continued)

including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

8. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

9. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2021, that would require recognition or disclosure in the Funds’ financial statements.

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Other Funds information (Unaudited)
Delaware Funds® by Macquarie tax-exempt funds

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Funds have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated the Division Director of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of each of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Fund’s acquisition of Illiquid investments if, immediately after the acquisition, each Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Funds during both normal and reasonably foreseeable stressed conditions; and (3) each Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 25-27, 2021, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2020 through March 31, 2021. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Fund’s liquidity needs. Each Fund’s HLIM is set at an appropriate level and the Funds complied with their HLIM at all times during the reporting period.

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About the organization

Board of trustees
Shawn K. Lytle President and Chief Executive Officer Delaware Funds® by Macquarie Philadelphia, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN
Jerome D. Abernathy Managing Member, Stonebrook Capital Management, LLC Jersey City, NJ	Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA
Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	John A. Fry President Drexel University Philadelphia, PA

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free New Jersey Fund and Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

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Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 1, 2021

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 1, 2021